Restatement of Previously issued Financial Statements - Summary Of Effect Of Restatement On Financial Statement (Details) - USD ($)	3 Months Ended		5 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 27, 2020	Jul. 28, 2020	Feb. 09, 2020	Dec. 31, 2018
Balance Sheet at :
Total liabilities	$ 184,085,000		$ 117,579,000		$ 184,085,000		$ 117,579,000	$ 14,286,000
Members' contribution/Additional paid-in capital	55,173,000		53,063,000		55,173,000		53,063,000	10,000
Accumulated deficit	(37,949,000)		(14,374,000)		(37,949,000)		(14,374,000)	(13,198,000)
Total shareholders' equity	17,551,000		39,195,000		17,551,000	$ (13,530,000)	39,195,000	(4,181,000)			$ 0	$ (3,104,000)
Statement of Operations for the period from July 29, 2020 (inception) through December 31, 2020
Total other income/(expense)				$ (12,000)	23,000	23,000	15,000	24,000
Net Income (loss)				$ (4,972,000)	$ (23,575,000)	(1,334,000)	$ (14,374,000)	(3,357,000)
Basic and diluted net loss per share, Class B Ordinary shares				$ (50)	$ (236)		$ (144)
Cash Flows from Operating Activities:
Net Income (loss)				$ (4,972,000)	$ (23,575,000)	(1,334,000)	$ (14,374,000)	(3,357,000)
Net cash used in operating activities				$ (7,564,000)	(20,083,000)	$ 3,162,000	(15,650,000)	$ 5,665,000
CIK_0001819810_Genesis Park Acquisition Corp [Member]
Balance Sheet at :
Warrant liability	41,166,837		36,549,753		41,166,837		36,549,753		$ 36,549,753
Total liabilities	47,147,750		42,409,421		47,147,750		42,409,421
Members' contribution/Additional paid-in capital	22,752,692		17,260,671		22,752,692		17,260,671
Accumulated deficit	(17,753,600)		(12,261,549)		(17,753,600)		(12,261,549)
Total shareholders' equity	5,000,008	$ 5,000,010	5,000,006		5,000,008		5,000,006			$ 0
Statement of Operations for the period from July 29, 2020 (inception) through December 31, 2020
Excess of fair value of Private Placement Warrants	(5,062,749)		(11,211,642)		(4,617,084)
Transaction costs			1,021,001
Total other income/(expense)	(5,044,564)		(12,221,892)		(4,570,441)
Net Income (loss)	(5,752,200)	260,149	(12,261,549)		(5,492,051)
Cash Flows from Operating Activities:
Net Income (loss)	(5,752,200)	$ 260,149	(12,261,549)		(5,492,051)
Change in fair value	$ 5,062,749		11,211,642		4,617,084
Net cash used in operating activities			(97,168)		(789,626)
Supplemental disclosure of cash flow information:
Class A ordinary shares subject to possible redemption			(21,295)		$ 5,492,053
Initial classification of warrant liability			36,549,753
As Previously Reported [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Balance Sheet at :
Total liabilities			5,859,668				5,859,668		5,680,163
Class A ordinary shares subject to possible redemption			156,864,332				156,864,332		156,885,627
Common stock value			93				93		92
Members' contribution/Additional paid-in capital			5,028,387				5,028,387		5,007,093
Accumulated deficit			(28,906)				(28,906)		(7,611)
Total shareholders' equity			5,000,005				5,000,005		5,000,005
Statement of Operations for the period from July 29, 2020 (inception) through December 31, 2020
Total other income/(expense)			10,751
Net Income (loss)			$ (28,906)
Basic and diluted net loss per share, Class B Ordinary shares			$ 0.00
Cash Flows from Operating Activities:
Net Income (loss)			$ (28,906)
Net cash used in operating activities			(97,168)
Supplemental disclosure of cash flow information:
Class A ordinary shares subject to possible redemption			156,864,332
Adjustment [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Balance Sheet at :
Warrant liability			36,549,753				36,549,753		36,549,753
Total liabilities			36,549,753				36,549,753		36,549,753
Class A ordinary shares subject to possible redemption			(36,549,754)				(36,549,754)		(36,549,754)
Common stock value			360				360		360
Members' contribution/Additional paid-in capital			12,232,284				12,232,284		12,232,284
Accumulated deficit			(12,232,643)				(12,232,643)		(12,232,643)
Total shareholders' equity			1				1		1
Statement of Operations for the period from July 29, 2020 (inception) through December 31, 2020
Excess of fair value of Private Placement Warrants			(11,211,642)
Transaction costs			(1,021,001)
Total other income/(expense)			(12,232,643)
Net Income (loss)			$ (12,232,643)
Basic and diluted net loss per share, Class B Ordinary shares			$ (3.20)
Cash Flows from Operating Activities:
Net Income (loss)			$ (12,232,643)
Change in fair value			11,211,642
Transaction costs			1,021,001
Supplemental disclosure of cash flow information:
Class A ordinary shares subject to possible redemption			(36,549,754)
Initial classification of warrant liability			36,549,753
As restated [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Balance Sheet at :
Warrant liability			36,549,753				36,549,753		36,549,753
Total liabilities			42,409,421				42,409,421		42,229,916
Class A ordinary shares subject to possible redemption			120,314,578				120,314,578		120,335,873
Common stock value			453				453		442
Members' contribution/Additional paid-in capital			17,260,671				17,260,671		17,239,377
Accumulated deficit			(12,261,549)				(12,261,549)		(12,240,254)
Total shareholders' equity			5,000,006				$ 5,000,006		$ 5,000,006
Statement of Operations for the period from July 29, 2020 (inception) through December 31, 2020
Excess of fair value of Private Placement Warrants			(11,211,642)
Transaction costs			(1,021,001)
Total other income/(expense)			(12,221,892)
Net Income (loss)			$ (12,261,549)
Basic and diluted net loss per share, Class B Ordinary shares			$ (3.20)
Cash Flows from Operating Activities:
Net Income (loss)			$ (12,261,549)
Change in fair value			11,211,642
Transaction costs			1,021,001
Net cash used in operating activities			(97,168)
Supplemental disclosure of cash flow information:
Class A ordinary shares subject to possible redemption			120,314,578
Initial classification of warrant liability			$ 36,549,753